Related Party Disclosures	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Related Party Disclosures
30. RELATED PARTY DISCLOSURES
The financial position and performance of the Santander UK group have not been materially affected in H121 by any related party transactions, or changes to related party transactions, except for the classification of the assets and liabilities of the CIB business as held for sale and its results as discontinued operations, given the transfer of the CIB business to SLB, as set out in Note 33. These transactions were made in the ordinary course of business, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 30 to the Consolidated Financial Statements in the 2020 Annual Report.